Offerings - Offering: 1	Jun. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	13,277,150
Proposed Maximum Offering Price per Unit	0.63
Maximum Aggregate Offering Price	$ 8,364,604.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,155.15
Offering Note	Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional shares of common stock, par value $0.0001 per share (“common stock”), of SunPower Inc. (the “Company”) as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Includes up to: (i) 6,666,666 shares of common stock issued pursuant to the Membership Interest Purchase Agreement, dated September 21, 2025, among the Company, Sunder Energy LLC and the other parties thereto; (ii) 1,805,705 shares of common stock issued pursuant to the Share Purchase Agreement, dated January 30, 2026, among the Company, Cobalt Power Systems, Inc. and the other parties thereto; (iii) up to 380,000 shares of common stock issuable upon the exercise of a warrant to purchase common stock issued to Ayna.AI LLC; and (iv) up to 4,424,779 shares of common stock issuable upon the conversion of a 10% convertible senior secured note due 2029 in the original principal amount of $5.0 million.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of Common Stock on the Nasdaq Stock Market on June 26, 2026. This calculation is in accordance with Rule 457(c) of the Securities Act.